Related-party transactions - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 28, 2021	Mar. 26, 2021
Related Party Transactions [Line Items]
Percentage of voting equity interests acquired	100.00%				100.00%
Share-based payment expenses	€ 89,636	€ 2,450	€ 0
Mega E [Member]
Related Party Transactions [Line Items]
Percentage of voting equity interests acquired				100.00%
General and administrative Expenses [Member]
Related Party Transactions [Line Items]
Share-based payment expenses	89,636	2,450	0
External Consulting Services [Member]
Related Party Transactions [Line Items]
Share-based payment expenses	€ 202,201	€ 4,650	€ 0